EATON VANCE WORLDWIDE HEALTH SCIENCES FUND Supplement to Prospectus dated January 1, 2011
Eaton Vance Worldwide Health Sciences Fund
1. The following replaces "Fees and Expenses of the Fund" under "Fund Summary - Eaton Vance Worldwide Health Sciences Fund":
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 13 of this Prospectus and page 24 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Worldwide Health Sciences Fund	Class A	Class B	Class C	Class I	Class R
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses		Eaton Vance Worldwide Health Sciences Fund	Eaton Vance Worldwide Health Sciences Fund Class A	Eaton Vance Worldwide Health Sciences Fund Class B	Eaton Vance Worldwide Health Sciences Fund Class C	Eaton Vance Worldwide Health Sciences Fund Class I	Eaton Vance Worldwide Health Sciences Fund Class R
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class I	Class R
Management Fees	[2]		1.27%	1.27%	1.27%	1.27%	1.27%
Distribution and Service (12b-1) Fees			0.25%	1.00%	1.00%		0.50%
Other Expenses			0.31%	0.31%	0.31%	0.31%	0.31%
Total Annual Fund Operating Expenses			1.83%	2.58%	2.58%	1.58%	2.08%
[1]	Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.
[2]	Management Fees have been restated to reflect the terms of an Amended and Restated Investment Advisory Agreement, a new Management Agreement and a new Administration Agreement effective August 1, 2011 and assume that the new Index to be used for performance fee purposes was in place for the entire performance adjustment period. The restated performance fee adjustment would have increased the effective rate of the basic investment advisory fee of 0.48% by 0.20% for the most recent fiscal year ended August 31, 2010. See page 9 of the Fund's Prospectus and item 3 of this supplement to the Prospectus for more information about the calculation of the performance fee adjustment.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expenses with Redemption
Example Eaton Vance Worldwide Health Sciences Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A shares	750	1,117	1,508	2,599
Class B	Class B shares	761	1,202	1,570	2,732
Class C	Class C shares	361	802	1,370	2,915
Class I	Class I shares	161	499	860	1,878
Class R	Class R shares	211	652	1,119	2,410

Expenses without Redemption
Example, No Redemption Eaton Vance Worldwide Health Sciences Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A shares	750	1,117	1,508	2,599
Class B	Class B shares	261	802	1,370	2,732
Class C	Class C shares	261	802	1,370	2,915
Class I	Class I shares	161	499	860	1,878
Class R	Class R shares	211	652	1,119	2,410

2. The following replaces the table in "Performance" under "Fund Summary - Eaton Vance Worldwide Health Sciences Fund":
Average Annual Total Return as of December 31, 2009
Average Annual Total Returns Eaton Vance Worldwide Health Sciences Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Ten Years
Return Before Taxes Class A	Class A Return Before Taxes		3.55%	1.96%	6.79%
Return Before Taxes Class B	Class B Return Before Taxes		4.12%	2.11%	6.62%
Return Before Taxes Class C	Class C Return Before Taxes		7.99%	2.39%	6.63%
Return Before Taxes Class I	Class I Return Before Taxes		10.01%	3.19%	7.43%
Return Before Taxes Class R	Class R Return Before Taxes		9.60%	2.93%	7.27%
Return After Taxes on Distributions Class A	Class A Return After Taxes on Distributions		3.53%	0.96%	6.06%
Return After Taxes on Distributions and the Sale of Class A Shares Class A	Class A Return After Taxes on Distributions and the Sale of Class A Shares		2.32%	1.58%	5.85%
MSCI World Health Care Index	MSCI World Health Care Index	(reflects net dividends, which reflect the deduction of withholding taxes)	18.89%	3.16%	2.92%
S&P 500 Index	S&P 500 Index	(reflects no deduction for fees, expenses or taxes)	26.47%	0.42%	(0.95%)

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B and Class C. Class I and R performance shown above for the periods prior to October 1, 2009 and September 8, 2003 (commencement of operations for such class, respectively) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the classes. If adjusted for other expenses, returns would be different. The Fund’s primary benchmark has been changed to the MSCI World Health Care Index because it was deemed by the portfolio managers to be a more appropriate benchmark for the Fund. Investors cannot invest directly in an Index. (Source for S&P 500 Index and MSCI World Health Care Index: Lipper, Inc. and MSCI, respectively. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved the data, and has no liability hereunder.) The Fund’s performance is compared to the performance of a domestic and a foreign index because it invests in domestic and foreign securities.

The Fund’s performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. In 2000, the Fund participated in certain initial public offerings. This performance is not typical and may not be repeated.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.